Leases - Schedule of Changes in Lease Liabilities (Details) - CAD ($) $ in Millions	12 Months Ended
	Apr. 03, 2022	Mar. 28, 2021
Lease liabilities
Lease liabilities, beginning balance	$ 254.8	$ 227.9
Additions	48.8	77.8
Lease modifications	(0.7)	(0.2)
Principal payments	(46.9)	(38.8)
Impact of foreign currency translation	(5.3)	(11.9)
Lease liabilities, ending balance	250.7	254.8
Retail stores
Lease liabilities
Lease liabilities, beginning balance	211.0	176.3
Additions	48.4	74.8
Lease modifications	0.5	1.1
Principal payments	(37.5)	(30.6)
Impact of foreign currency translation	(5.2)	(10.6)
Lease liabilities, ending balance	217.2	211.0
Manufacturing facilities
Lease liabilities
Lease liabilities, beginning balance	29.9	34.7
Additions	0.0	0.0
Lease modifications	0.0	0.0
Principal payments	(5.1)	(4.8)
Impact of foreign currency translation	0.0	0.0
Lease liabilities, ending balance	24.8	29.9
Other
Lease liabilities
Lease liabilities, beginning balance	13.9	16.9
Additions	0.4	3.0
Lease modifications	(1.2)	(1.3)
Principal payments	(4.3)	(3.4)
Impact of foreign currency translation	(0.1)	(1.3)
Lease liabilities, ending balance	$ 8.7	$ 13.9